Note 4. Intangible Assets: Schedule of Intangible Assets (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cost	$ 3,634,836	$ 1,108,700
Accumulated Amortization	(747,036)	(150,435)
Balance	2,887,800	958,265	$ 0
Customer Relationships
Cost	1,828,431	706,300
Accumulated Amortization	(510,506)	(120,520)
Balance	1,317,925	585,780
Permits, Licenses, and Lease Acquisition Costs
Cost	964,591	304,400
Accumulated Amortization	(76,575)	(14,748)
Balance	888,016	289,651
Noncompetition Agreements
Cost	189,464	70,000
Accumulated Amortization	(32,132)	(7,583)
Balance	157,332	62,417
Insurance Contracts and Domain Names
Cost	331,550	0
Accumulated Amortization	(69,073)	0
Balance	262,477	0
Proprietary Software
Cost	280,800	0
Accumulated Amortization	(39,000)	0
Balance	241,800	0
Non-solicitation Agreements
Cost	28,000	28,000
Accumulated Amortization	(18,083)	(7,584)
Balance	9,917	20,417
Bond Form Library
Cost	12,000	0
Accumulated Amortization	(1,667)	0
Balance	$ 10,333	$ 0